Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018
Assets
Cash and balances with central banks 2	€ 53,202	[1]	€ 49,987
Loans and advances to banks 3	35,136	[1]	30,422
Financial assets at fair value through profit or loss 4
- Trading assets	49,254	[1]	50,152
- Non-trading derivatives	2,257	[1]	2,664
- Designated as at fair value through profit or loss	3,076	[1]	2,887
Mandatorily measured at fair value through profit or loss	41,600	[1]	64,783
Financial assets at fair value through other comprehensive income 5	34,468	[1]	31,223
Securities at amortised cost 6	46,108	[1]	47,276
Loans and advances to customers 7	608,029	[1]	589,653
Investments in associates and joint ventures 8	1,790	[1]	1,203
Property and equipment 9	3,172	[1]	1,659
Intangible assets 10	1,916	[1]	1,839
Current tax assets	251	[1]	202
Deferred tax assets 37	1,242	[1]	958
Other assets 11	7,018	[1]	8,433
Assets held for sale 12			1,262
Total assets	888,520	[1]	884,603
Liabilities
Deposits from banks 13	34,826	[1]	37,330
Customer deposits 14	574,355	[1]	555,729	[2]
Financial liabilities at fair value through profit or loss 15
- Trading liabilities	28,042	[1]	31,215
- Non-trading derivatives	2,215	[1]	2,299
Designated as at fair value through profit or loss	47,684	[1]	59,179
Current tax liabilities	554	[1]	822
Deferred tax liabilities 37	322	[1]	180
Provisions 16	688	[1]	1,011
Other liabilities 17	12,829	[1]	13,510
Debt securities in issue 18	118,528	[1]	119,751
Subordinated loans 19	16,588	[1]	13,724
Total liabilities	836,631	[1]	834,751
Equity 20
Share capital and share premium	17,117	[1]	17,088
Other reserves	4,013	[1]	3,621
Retained earnings	29,866		28,339
Shareholders' equity (parent)	50,996	[1]	49,049
Non-controlling interests	893	[1]	803
Total equity	51,889	[1]	49,851
Total liabilities and equity	€ 888,520	[1]	€ 884,603

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.

[2]	Prior period amounts for coupon interest have been updated to improve consistency and comparability.